MATERIAL ACCOUNTING POLICY INFORMATION (Details) € in Thousands, $ in Thousands			12 Months Ended
	Sep. 05, 2022 USD ($) shares	Jun. 01, 2022	Dec. 31, 2024 EUR (€) $ / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Sep. 05, 2022 $ / shares	Sep. 05, 2022 EUR (€) shares
MATERIAL ACCOUNTING POLICY INFORMATION
Voting share capital in subsidiaries (as percentage)			100.00%
Property and equipment estimated useful lives			5 years
Exercise price, share options granted | $ / shares			$ 0
Proceeds from convertible debt, gross | €				€ 2,916	€ 7,968
Face value | €			$ 0
Number of shares issued on exercise of warrants | shares	979,048						979,048
Exercise price of warrants (in dollars per share) | $ / shares						$ 9.28
Spin Games LLC
MATERIAL ACCOUNTING POLICY INFORMATION
Period over which equity interest of acquirer is issuable		3 years
Convertible debt
MATERIAL ACCOUNTING POLICY INFORMATION
Proceeds from convertible debt, gross	$ 8,700						€ 8,770
Face value	$ 10,000						€ 10,081
Maturity date (in months)	24 months
Amortisation period of debt			24 months
Maximum
MATERIAL ACCOUNTING POLICY INFORMATION
Number of shares issued on exercise of warrants | shares	979,048						979,048
Intellectual property identified upon business combination | Maximum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives			10 years
Intellectual property identified upon business combination | Minimum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives			5 years
Intellectual property acquired from third-parties
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives			3 years
Customer relationships | Maximum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives			10 years
Customer relationships | Minimum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives			5 years
Brands | Maximum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives			3 years
Brands | Minimum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives			2 years 3 months
Deferred development costs
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives			3 years
Trademarks and patents | Maximum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives			15 years
Trademarks and patents | Minimum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives			3 years
Software
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives			3 years
Game certifications
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives			3 years